EES TRANSACTION (Details) (USD $)	3 Months Ended									9 Months Ended		12 Months Ended				1 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 EES LLC [Member]	Dec. 31, 2012 EES LLC [Member]	Dec. 31, 2011 EES LLC [Member]	Oct. 31, 2009 EES LLC [Member]	Oct. 31, 2009 Board of Directors Chairman [Member]	Dec. 31, 2012 Investor [Member]	Oct. 31, 2009 Finders Fee [Member]
Business Acquisition [Line Items]
Ownership interest in FNES																	52.60%		52.60%	1.00%	19.00%	1.50%
Cash contribution from CWP																	$ 2,500,000
Forgiveness of loan advances from Bledsoe																	1,000,000
Future priority distribution to the Company of EES profits																	2,500,000
Other possible future priority distributions to the Company																	4,000,000
Total transaction amount																	10,000,000			350,000	7,500,000
Estimated fair value of assets, net																	3,100,000
Business Acquisition Payment Made																	1,500,000
Income (Loss) Attributable to Noncontrolling Interest												815,054	1,690,075	(528,277)	743,417	815,054		1,690,075
Net Income (Loss) Attributable to Parent	(2,811,685)	(1,046)	381,774	894	721	(349)	(269)	(1,575)	(3,772)	21,935,278	1,997,051	951,254	(5,964,599)	(22,765,484)			3,780,472	3,217,407
Recovery Of Previously Unallocated Losses																		$ 1,271,694